Common Stock (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 06, 2014	Dec. 31, 2014		Jan. 07, 2015	Jan. 31, 2015	Dec. 31, 2013		Mar. 25, 2015
Common Stock (Textual)
Common stock, shares authorized		50,000,000	[1]			50,000,000	[1]
Common stock, par value		$ 0.001	[1]			$ 0.001	[1]
Common stock, shares issued		3,780,847	[1]			2,425,635	[1]
Common stock, shares outstanding		3,453,847	[1]			2,098,635	[1]
Shares issued to Los Alamos National Security LLC returned to Caldera	78,750
Warrant [Member]
Common Stock (Textual)
Exercise price		$ 3.50
Private placement offering [Member]
Common Stock (Textual)
Sale of stock		716,981
Price per share		$ 7.00
Term of warrants		5 years
Exercise price		$ 1.75
Sale of stock, cash received		$ 5,018,867
Exclusive Placement Offering
Common Stock (Textual)
Gross proceeds offering		708,400
Own Share Leading Arrangement Reimbursed		35,000
Share issue expenses to common stock		439,010
Arrangement of placement description		In connection therewith, the Company agreed to pay the placement agent an eight percent (8%)
Subsequent Event [Member]
Common Stock (Textual)
Common stock, shares authorized								50,000,000
Common stock, par value								$ 0.001
Subsequent Event [Member] | Common Stock [Member]
Common Stock (Textual)
Number of shares issued				2,530,000
Subsequent Event [Member] | Warrant [Member]
Common Stock (Textual)
Exercise price				3.50
Number of shares issued				632,531
Subsequent Event [Member] | Private placement offering [Member]
Common Stock (Textual)
Sale of stock				1,265,000
Price per share		$ 7.00
Sale of stock, cash received				8,855,000
Subsequent Event [Member] | Private placement offering [Member] | Purchase Agreement [Member]
Common Stock (Textual)
Sale of stock				548,019
Price per share				7.00
Term of warrants				5 years
Exercise price				1.75
Sale of stock, cash received				3,836,133
Series B convertible preferred stock [Member]
Common Stock (Textual)
Preferred stock, shares outstanding		2,133,947				2,133,947
Series B convertible preferred stock [Member] | Subsequent Event [Member]
Common Stock (Textual)
Common stock, par value					$ 0.001
Preferred stock, dividend per share					$ 3.50
Preferred stock converted to common stock					1,803,820
Preferred stock, shares outstanding					2,133,947

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.